Statements Of Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,536	$ 547	$ 112
Parent Company
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,536	$ 547	$ 112